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ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5%
12,189,000	ABFC 2007-NC1 Trust Series 2007-NC1 M1(a),(b)	TSFR1M + 1.114%	3.1740	05/25/37	$ 7,808,475
1,385,643	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(a),(c)		6.1830	04/25/34	653,871
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1 M4(b)	TSFR1M + 4.239%	0.0001	11/25/33	666,255
72,062	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(b)	TSFR1M + 2.139%	3.7060	06/25/34	58,502
339,176	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(b)	TSFR1M + 1.434%	3.5320	01/25/35	317,317
4,459,812	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(b)	TSFR1M + 1.959%	1.0790	04/25/35	2,933,652
4,866,181	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(b)	TSFR1M + 0.549%	3.1480	08/25/36	4,395,910
5,785,758	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(b)	TSFR1M + 1.464%	2.0170	06/25/35	4,266,051
42,464	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		4.9300	07/25/35	39,376
1,252,565	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(b)	TSFR1M + 0.594%	4.6450	02/25/47	1,066,152
4,673,060	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(b)	TSFR1M + 0.494%	5.8190	03/25/46	4,027,983
1,037,239	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser Series 2002-2 M4(b)	TSFR1M + 3.414%	2.1990	08/25/32	909,460
1,293,681	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(b)	TSFR1M + 2.289%	0.0001	01/25/36	1,155,224
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(b)	TSFR1M + 1.464%	0.0001	11/25/29	2,509
2,402,419	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		5.2980	12/25/34	1,878,253
202,865	Bear Stearns ALT-A Trust Series 2004-7 1A1(c)		0.0001	10/25/34	150,870
1,290,235	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(b)	TSFR1M + 1.689%	4.4040	11/25/34	1,164,124
9,998	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		6.2490	01/25/34	9,135
1,753,121	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(b)	TSFR1M + 1.864%	4.3130	10/25/37	1,576,180
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(b)	TSFR1M + 0.414%	3.6100	07/25/36	30,765,359
8,803,269	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(b)	TSFR1M + 0.414%	0.0001	10/25/36	5,058,692
13,849,534	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(b)	TSFR1M + 0.374%	0.0001	12/25/36	9,241,339
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(b)	TSFR1M + 2.439%	5.7260	03/25/34	2,596
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(b)	TSFR1M + 1.864%	5.6780	10/25/37	10,205,355
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(b)	TSFR1M + 1.864%	6.1940	10/25/37	31,380,856
4,782,825	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(b)	TSFR1M + 0.729%	4.5660	12/25/35	3,174,146
10,866,045	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(b)	TSFR1M + 0.519%	4.1860	12/25/36	10,527,603
606,393	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(b)	TSFR1M + 2.049%	0.0000	02/25/35	490,706
130,915	Countrywide Asset-Backed Certificates Series 2003-SD2 B1(a),(b)	TSFR1M + 5.739%	4.8590	10/25/32	161,370
3,690,005	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(b)	TSFR1M + 0.454%	4.0500	06/25/37	2,076,342
4,052,172	Countrywide Asset-Backed Certificates Series 2007-2 M1(b)	TSFR1M + 0.334%	0.0001	08/25/37	3,373,734
1,335,552	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(b)	TSFR1M + 1.614%	5.3500	02/25/32	2,149,244
3,630,147	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(a),(d)		3.8960	03/25/46	1,218,171
1,395,018	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.0001	10/25/28	1,294,719
1,188,267	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(b)	TSFR1M + 0.939%	3.7830	05/25/30	1,025,179

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5% (Continued)
866,122	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		4.3910	03/15/28	$ 760,385
1,721,309	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.9040	08/15/30	1,378,250
5,666,067	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(b)	TSFR1M + 2.364%	5.6060	04/25/42	5,445,190
2,941,771	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(b)	TSFR1M + 0.489%	0.0001	05/25/36	2,373,105
8,027,409	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(b)	TSFR1M + 0.489%	5.2480	06/25/36	6,357,929
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(b)	TSFR1M + 1.989%	0.0001	11/25/34	1,263,851
7,234	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(b)	TSFR1M + 0.614%	5.9310	09/25/35	7,069
958,343	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(b)	TSFR1M + 5.364%	3.3810	09/25/42	881,191
1,173,270	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(b)	TSFR1M + 0.614%	3.5400	01/19/38	1,733,434
18,873	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		5.3260	10/25/34	17,098
1,009,782	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(b)	TSFR1M + 1.149%	6.4740	09/25/35	1,185,566
11,158,493	Long Beach Mortgage Loan Trust 2005-3 Series 2005-3 M1(b)	TSFR1M + 0.819%	0.6990	08/25/45	9,292,840
284,561	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	249,118
306,162	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		0.0001	10/25/32	3
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(b)	TSFR1M + 5.364%	3.0160	09/25/34	1,232,581
4,767,823	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(b)	TSFR1M + 0.414%	3.2100	05/25/37	3,859,137
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(b)	TSFR1M + 1.989%	3.6540	11/25/35	940,265
6,262,815	Mastr Specialized Loan Trust Series 2006-1 M2(a),(b)	TSFR1M + 2.514%	3.3970	01/25/36	4,081,548
13,673	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 2A(b)	TSFR12M + 2.340%	6.4210	12/25/32	13,289
45,978	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2A2(b)	TSFR6M + 1.928%	5.9850	02/25/33	42,976
195,856	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(b)	TSFR1M + 1.119%	6.4360	03/25/30	139,061
3,078,927	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		0.0001	02/25/36	2,272,214
314,764	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(b)	TSFR1M + 1.764%	3.4270	01/25/35	378,870
5,989,206	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(b)	TSFR1M + 1.914%	1.5790	06/25/35	4,430,752
4,568,927	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(b)	TSFR1M + 0.374%	0.0001	05/25/37	6,542,594
37,594	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.7850	09/25/34	36,537
6,820,931	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(b)	TSFR1M + 0.584%	4.5550	04/25/37	7,690,858
3,710,983	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(b)	TSFR1M + 0.579%	0.0001	08/25/36	2,818,188
16,451	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	16,021
4,205	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	4,085
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(b)	TSFR1M + 3.114%	5.7710	05/25/33	2,545,426
2,980,926	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(b)	TSFR1M + 0.984%	3.6160	12/25/35	2,596,076
15,010,750	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(b)	TSFR1M + 0.414%	0.0001	03/25/37	13,392,520
3,602,766	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(b)	TSFR1M + 2.739%	2.2130	02/25/35	2,093,697
4,326,772	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(b)	TSFR1M + 1.364%	6.6890	02/25/37	3,538,665

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 97.5% (Continued)
12,891,917	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(b)	TSFR1M + 2.364%	7.6360	09/25/47	$ 8,480,535
2,984,053	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(b)	TSFR1M + 0.584%	0.0001	01/25/36	2,117,482
1,706,563	Renaissance Home Equity Loan Trust 2002-1 Series 2002-1 M2(b)	TSFR1M + 3.039%	5.5330	06/25/32	1,302,069
1,229,306	Renaissance Home Equity Loan Trust 2002-2 Series 2002-2 M2(b)	TSFR1M + 2.364%	4.2980	08/25/32	1,028,497
316,541	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		4.0050	08/25/33	256,929
7,323,045	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	838,265
6,218,129	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,453,527
135,156	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(b)	TSFR1M + 4.614%	0.0001	10/25/33	124,569
4,780,253	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(b)	TSFR1M + 1.014%	0.0001	09/25/47	4,861,992
35,129,538	Seasoned Credit Risk Transfer Trust Series 2018-3 Series 3 BX(c)		1.1070	08/25/57	12,185,112
7,405,663	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c)		0.0001	11/20/34	74
821,967	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(b)	TSFR1M + 0.864%	5.4440	11/20/34	547,969
422,668	Soundview Home Loan Trust 2005-A Series 2005-A M6(b)	TSFR1M + 1.464%	5.3130	04/25/35	420,062
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(b)	TSFR1M + 1.164%	0.6530	06/25/35	3,636,759
2,210,988	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(b)	TSFR1M + 0.909%	0.0001	09/25/35	1,501,994
94,919	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		1.4710	10/19/34	79,954
689,777	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(b)	TSFR1M + 0.939%	6.2600	02/19/33	558,492
196,228	Thornburg Mortgage Securities Trust 2004-2 Series 2004-2 B2(b)	TSFR1M + 1.114%	5.4760	06/25/44	151,705
16,964,000	Towd Point Mortgage Trust 2019-4(a),(c)		4.1650	10/25/59	12,636,411
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(b)	TSFR1M + 5.364%	4.2670	03/25/37	673,308
400,264	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		0.0001	10/25/33	289,952
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(b)	COF 11 + 1.250%	0.0001	11/25/42	94,596
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $235,461,231)				288,075,352

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 2.1%
MONEY MARKET FUND - 2.1%
6,112,355	First American Treasury Obligations Fund, Class X, 5.21% (Cost $6,112,355)(e)	$ 6,112,355

	TOTAL INVESTMENTS - 99.6% (Cost $241,573,586)	$ 294,187,707
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,157,636
	NET ASSETS - 100.0%	$ 295,345,343

REMIC	- Real Estate Mortgage Investment Conduit
COF 11	- Cost of Funds for the 11th District of San Francisco
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
TSFR12M	- Term Secured Overnight Financing Rate (SOFR) 12 month
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $79,624,676 or 27.0% of net assets.
(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on June 30, 2024.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.